SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Commodity Strategy Fund

The “Non-diversification risk” information contained under the ”MAIN RISKS” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus is hereby removed.